UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

California Tax-Free Bond Fund

Investor Class (PRXCX)

This annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - Investor Class	$59	0.58%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s security selection within the revenue-backed sector was a leading contributor to relative results, led by security selections in the dedicated tax, housing, and hospital revenue subsectors. The fund’s allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. A small overweight allocation to the prerefunded sector also marginally detracted from relative performance amid the risk-on environment.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. Hospital bonds composed the fund’s largest absolute allocation, while airports represented the largest overweight allocation relative to the benchmark. Elsewhere within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds. Meanwhile, the airport sector has continued to show resilience as enplanements have fully recovered from the pandemic-induced drawdown.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,947	9,949
2015	10,042	10,031
2015	10,207	10,184
2016	10,435	10,395
2016	10,636	10,533
2016	10,837	10,721
2016	10,194	10,162
2017	10,423	10,421
2017	10,690	10,686
2017	10,830	10,816
2017	10,782	10,729
2018	10,733	10,682
2018	10,864	10,805
2018	10,921	10,869
2018	10,850	10,851
2019	11,080	11,123
2019	11,463	11,498
2019	11,785	11,816
2019	11,739	11,772
2020	12,113	12,175
2020	11,622	11,955
2020	11,958	12,199
2020	12,182	12,348
2021	12,209	12,304
2021	12,487	12,521
2021	12,606	12,613
2021	12,609	12,592
2022	12,226	12,223
2022	11,621	11,670
2022	11,454	11,524
2022	11,453	11,504
2023	11,528	11,600
2023	11,662	11,728
2023	11,687	11,721
2023	11,917	11,996
2024	12,249	12,228
2024	12,171	12,041
2024	12,569	12,434
2024	12,762	12,588
2025	12,716	12,590

202501-4140694, 202504-4215232

F80-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
California Tax-Free Bond Fund (Investor Class)	3.81%	0.98%	2.43%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$791,828
  Number of Portfolio Holdings387
  Investment Advisory Fees Paid (000s)$2,933
  Portfolio Turnover Rate16.5%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	12.3%
AA Rated	38.2
A Rated	20.9
BBB Rated	10.4
BB Rated and Below	3.6
Not Rated	13.0
U.S. Government Agency Securities	0.5
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	18.2%
Health Care	15.3
Education	13.9
General Obligations - Local	9.1
Housing	8.7
Special Tax	3.8
Leasing	3.5
Water & Sewer	2.4
General Obligations - State	1.9
Other	23.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

California Tax-Free Bond Fund

Investor Class (PRXCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

California Tax-Free Bond Fund

I Class (TCFEX)

This annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - I Class	$45	0.44%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s security selection within the revenue-backed sector was a leading contributor to relative results, led by security selections in the dedicated tax, housing, and hospital revenue subsectors. The fund’s allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. A small overweight allocation to the prerefunded sector also marginally detracted from relative performance amid the risk-on environment.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. Hospital bonds composed the fund’s largest absolute allocation, while airports represented the largest overweight allocation relative to the benchmark. Elsewhere within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds. Meanwhile, the airport sector has continued to show resilience as enplanements have fully recovered from the pandemic-induced drawdown.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	508,105	508,506
11/30/17	505,571	504,440
2/28/18	503,847	502,206
5/31/18	509,636	508,013
8/31/18	512,471	510,989
11/30/18	509,729	510,139
2/28/19	520,675	522,934
5/31/19	538,795	540,548
8/31/19	553,627	555,543
11/30/19	551,571	553,458
2/29/20	569,298	572,410
5/31/20	546,357	562,052
8/31/20	562,285	573,518
11/30/20	572,969	580,547
2/28/21	574,394	578,467
5/31/21	587,598	588,667
8/31/21	593,373	592,995
11/30/21	593,683	591,991
2/28/22	576,261	574,649
5/31/22	547,470	548,673
8/31/22	539,820	541,805
11/30/22	539,918	540,844
2/28/23	543,632	545,356
5/31/23	550,666	551,363
8/31/23	551,496	551,041
11/30/23	563,097	564,005
2/29/24	578,445	574,904
5/31/24	574,922	566,100
8/31/24	593,991	584,591
11/30/24	603,314	591,810
2/28/25	601,350	591,928

202501-4140694, 202504-4215232

F1096-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
California Tax-Free Bond Fund (I Class)	3.96%	1.10%	2.44%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$791,828
  Number of Portfolio Holdings387
  Investment Advisory Fees Paid (000s)$2,933
  Portfolio Turnover Rate16.5%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	12.3%
AA Rated	38.2
A Rated	20.9
BBB Rated	10.4
BB Rated and Below	3.6
Not Rated	13.0
U.S. Government Agency Securities	0.5
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	18.2%
Health Care	15.3
Education	13.9
General Obligations - Local	9.1
Housing	8.7
Special Tax	3.8
Leasing	3.5
Water & Sewer	2.4
General Obligations - State	1.9
Other	23.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

California Tax-Free Bond Fund

I Class (TCFEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free
Bond Fund
TCFEX California Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.83 $ 10.52 $ 11.49 $ 11.80 $ 12.04
Investment activities
Net investment income
(1)(2)
0.36 0.34 0.31 0.30 0.32
Net realized and unrealized
gain/loss 0.05 0.31 (0.97) (0.27) (0.23)
Total from investment
activities 0.41 0.65 (0.66) 0.03 0.09
Distributions
Net investment income (0.36) (0.34) (0.30) (0.30) (0.32)
Net realized gain — — (0.01) (0.04) (0.01)
Total distributions (0.36) (0.34) (0.31) (0.34) (0.33)
NET ASSET VALUE
End of period $ 10.88 $ 10.83 $ 10.52 $ 11.49 $ 11.80
Ratios/Supplemental Data
Total return
(2)(3)
3.81% 6.26% (5.71)% 0.13% 0.80%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.58% 0.57% 0.58% 0.53% 0.53%
Net expenses after waivers/
payments by Price Associates 0.58% 0.57% 0.58% 0.53% 0.53%
Net investment income 3.30% 3.21% 2.87% 2.48% 2.74%
Portfolio turnover rate 16.5% 12.0% 28.3% 8.3% 16.1%
Net assets, end of period (in
thousands) $405,357 $382,476 $349,156 $455,003 $562,592
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.82 $ 10.51 $ 11.49 $ 11.79 $ 12.03
Investment activities
Net investment income
(1)(2)
0.37 0.35 0.32 0.31 0.33
Net realized and unrealized
gain/loss 0.05 0.31 (0.97) (0.26) (0.23)
Total from investment
activities 0.42 0.66 (0.65) 0.05 0.10
Distributions
Net investment income (0.37) (0.35) (0.32) (0.31) (0.33)
Net realized gain — — (0.01) (0.04) (0.01)
Total distributions (0.37) (0.35) (0.33) (0.35) (0.34)
NET ASSET VALUE
End of period $ 10.87 $ 10.82 $ 10.51 $ 11.49 $ 11.79
Ratios/Supplemental Data
Total return
(2)(3)
3.96% 6.40% (5.66)% 0.33% 0.90%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.44% 0.44% 0.45% 0.43% 0.43%
Net expenses after
waivers/payments by Price
Associates 0.44% 0.44% 0.44% 0.43% 0.43%
Net investment income 3.44% 3.35% 3.01% 2.59% 2.83%
Portfolio turnover rate 16.5% 12.0% 28.3% 8.3% 16.1%
Net assets, end of period (in
thousands) $386,471 $361,111 $310,843 $245,613 $134,569
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.4%
CALIFORNIA  95.2%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,075
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,063
Bay Area Toll Auth., Series A, VRDN, 1.35%, 4/1/55  1,000 1,000
Bay Area Toll Auth., Series B, VRDN, 0.85%, 4/1/55  8,620 8,620
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,894
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 3,985
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,345
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,281
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,712
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,449
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,527
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,830 4,160
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,058
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,881
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,188
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,875 9,778
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,887
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  160 162
California EFA, 5.00%, 4/1/51  4,000 4,724
California EFA, Series A, 4.00%, 12/1/39  1,245 1,196
California EFA, Series A, 5.00%, 12/1/34  1,000 1,039
California EFA, Series A, 5.00%, 12/1/44  3,500 3,550
California EFA, Chapman Univ., 5.00%, 4/1/36 (Prerefunded
4/1/25) (5) 4,260 4,267
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 418
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 431
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 519

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,038
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 562
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/50  550 560
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/55  825 838
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,747
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  5,745 4,611
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,699
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 568
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 892
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  8,000 9,257
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 705
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,307
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,405
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,413
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 2,093
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,050
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,088
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,815
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (5) 1,020 1,063
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,780 1,808
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,397 1,440
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,566 2,581
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,293 2,378
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,348
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,693
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  4,080 4,311

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,215
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 1,054
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.56%, 12/1/50 (Tender 6/1/26)  1,175 1,171
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  2,800 2,803
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,320
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 5,104
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 301
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,833
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,945
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 616
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,882
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,699
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  1,665 1,735
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  120 115
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 281
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 380
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 283
California Municipal Fin. Auth., Channing House Project,
Series A, 5.00%, 5/15/35  1,000 1,036
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,254
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,115
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 1,515 1,478
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,928
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,029

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,615
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 379
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 326
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 405 402
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 904
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 968
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,566
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,688
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,762
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,539
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,567
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (3) 2,830 2,847
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,735
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,841
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 833
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 896
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,141
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,351
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,119
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,060
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,159
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,033
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 542

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 398
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 371
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 987
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,087
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 858
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (6) 1,000 1,133
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,176
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,069
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,970 6,082
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,068
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,601
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,118
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 500 489
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 957
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 941
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 510
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 509
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,013
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,503
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,877
California Public Works Board, Series B, 4.00%, 5/1/40  750 773
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,021
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 4,150 4,259
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (4)(5) 175 176
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 2,003
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 582
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 1,017
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,117

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,876
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 1,150 1,163
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 698
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 2,094
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,561
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,102
California Statewide CDA, 4.75%, 9/2/55  1,000 1,008
California Statewide CDA, 5.00%, 9/2/40  1,055 1,104
California Statewide CDA, 5.375%, 9/2/52  1,990 2,074
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,303
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,592
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,273
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,018
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,013
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38 (Prerefunded 2/15/26) (5) 2,500 2,559
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,316
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,069
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,973
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,653
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 403
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 180
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,770
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,813
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,815
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 819
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 962
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,968

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,013
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,769
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,020
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 387
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 686
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 4,096
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 507
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 7,750 7,943
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 784
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,858
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,991
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,019
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,014
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,021
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,027
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,044
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,124
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 972
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,280
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,029
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,769
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 135
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 161

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 107
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 134
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,585
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,841
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,432
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,754
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,903
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,342
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 1,972
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,940 2,614
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,824
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,665
Del Mar Race Track Auth., 5.00%, 10/1/36  700 700
Desert Community College Dist., GO, 4.00%, 8/1/51  5,265 5,251
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  4,000 3,923
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,730
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 183
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 260
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 163
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 165
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 2,106
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,634
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,123
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,705
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,315
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 533

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,363
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,440
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,052
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 359
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 427
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 377
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 257
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 35
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/25 (7) 50 51
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (7) 1,000 1,073
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,658
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,534
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,704
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,515
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,335
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,658
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,501
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 6,711
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,831
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,436
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 774
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (3) 3,480 3,676
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 5,109
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 519
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 1,018
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,215
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 961
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (3) 2,000 1,854
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,042
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,040

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,419
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (3) 1,500 1,503
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,647
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,755
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,110
Newport Beach, Series A, 4.125%, 9/2/38  570 576
Newport Beach, Series A, 5.00%, 9/2/43  645 680
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,029
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 6,170 6,228
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,284
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,948
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (6)(8) 380 345
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (6)(8) 250 227
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (8) 3,870 3,488
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (6)(8) 500 454
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 3,106
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,045
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 576
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,342
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,942
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 517
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,437
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,556
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,067
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 890
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 455

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 531
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (8) 5,000 4,932
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 1,997
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (3) 1,000 1,109
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (3) 750 832
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (3) 1,000 1,103
Port of Oakland, Unrefunded Balance, Series H, 5.00%,
5/1/29 (3) 1,725 1,838
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,696
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-2, VRDN, 1.30%, 5/15/32  200 200
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,923
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 5.00%, 5/15/47  2,000 2,152
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 8,274
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,975
Rocklin, Special Tax, 5.00%, 9/1/37  535 539
Rocklin, Special Tax, 5.00%, 9/1/38  975 982
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,014
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,401
Sacramento County Airport, 5.00%, 7/1/54  3,500 3,789
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,222
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,324
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,148
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,309
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,831
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,270
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,017
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 975
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,187
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,782
San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/47  1,800 1,853

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,411
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,394
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,297
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,277
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,047
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 626
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 4,675 4,859
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 728
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,629
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 509
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 986
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 784
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,089
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  6,000 5,941
San Diego Unified School Dist., Green Bond, Series B-3, GO,
4.00%, 7/1/54  4,595 4,538
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,050
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,028
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 356
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 633
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 3,000 3,258
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,871
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/49 (3) 5,000 5,080
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,272
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 5,017

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 4,965
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(5) 155 157
San Francisco City & County Int'l. Airport, Commissions,
Series E, 5.00%, 5/1/50 (3) 500 507
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (3) 3,000 3,022
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,156
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,510
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,289
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,133
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,624
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 650 650
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31  2,165 2,190
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32  850 859
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34  900 910
San Mateo Foster City School Dist., Series B, GO, 4.00%,
8/1/48  4,000 4,031
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,760
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,659
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,240
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 950
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,729
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,779
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,718
Univ. of California Regents, Series AL-1, VRDN, 1.00%, 5/15/48  4,610 4,610

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Univ. of California Regents, Series AL-2, VRDN, 1.25%, 5/15/48  6,100 6,100
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  4,250 4,404
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 4,000
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,963
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 896
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 600
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 638
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 333
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 280
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,081
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,073
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,766
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,784
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (8) 855 875
753,989
PUERTO RICO  3.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,841 2,415
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,663
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 299
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,338
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 296
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 572
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 332
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  183 184
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 943
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,419
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,061

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 8
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 14
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 126
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 36
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 45
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 170
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 56
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 70
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 42
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 36
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 17
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 45
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 34
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 20
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 137
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 39
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 14
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 466
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,596

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 1,004
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,352
24,890
Total Municipal Securities (Cost $774,362) 778,879
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.5%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,825 1,713
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,338 2,705
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,257) 4,418
Total Investments in Securities
98.9% of Net Assets
(Cost $779,619) $ 783,297
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $55,412 and represents 7.0% of net assets.
(5) Prerefunded date is used in determining portfolio maturity.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $779,619) $ 783,297
Interest receivable 8,570
Receivable for shares sold 1,697
Cash 61
Other assets 20
Total assets 793,645
Liabilities
Payable for shares redeemed 1,100
Investment management fees payable 231
Due to affiliates 25
Other liabilities 461
Total liabilities 1,817
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 791,828
Net Assets Consist of:
Total distributable earnings (loss) $ (10,619)
Paid-in capital applicable to 72,828,893 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 802,447
NET ASSETS $ 791,828
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $405,357; Shares outstanding: 37,274,001) $ 10.88
I Class
(Net assets: $386,471; Shares outstanding: 35,554,892) $ 10.87

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 29,871
Expenses
Investment management 2,955
Shareholder servicing
Investor Class $ 569
I Class 52 621
Prospectus and shareholder reports
Investor Class 20
I Class 6 26
Custody and accounting 211
Legal and audit 53
Registration 46
Directors 3
Miscellaneous 15
Waived / paid by Price Associates (22)
Total expenses 3,908
Net investment income 25,963
Realized and Unrealized Gain / Loss –
Net realized loss on securities (2,678)
Change in net unrealized gain / loss on securities 5,128
Net realized and unrealized gain / loss 2,450
INCREASE IN NET ASSETS FROM OPERATIONS $ 28,413

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,963 $ 22,770
Net realized loss (2,678) (4,381)
Change in net unrealized gain / loss 5,128 25,236
Increase in net assets from operations 28,413 43,625
Distributions to shareholders
Net earnings
Investor Class (12,758) (11,436)
I Class (12,910) (11,058)
Decrease in net assets from distributions (25,668) (22,494)
Capital share transactions
*
Shares sold
Investor Class 103,300 148,714
I Class 91,527 103,392
Distributions reinvested
Investor Class 11,447 10,155
I Class 7,636 6,990
Shares redeemed
Investor Class (93,132) (136,885)
I Class (75,282) (69,909)
Increase in net assets from capital share
transactions 45,496 62,457
Net Assets
Increase during period 48,241 83,588
Beginning of period 743,587 659,999
End of period $ 791,828 $ 743,587
*Share information (000s)
Shares sold
Investor Class 9,490 14,314
I Class 8,454 9,791
Distributions reinvested
Investor Class 1,055 960
I Class 704 661
Shares redeemed
Investor Class (8,587) (13,159)
I Class (6,963) (6,665)
Increase in shares outstanding 4,153 5,902

T. ROWE PRICE California Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California
Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class) and the California
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE California Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE California Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE California Tax-Free Bond Fund

Valuation Inputs   On February 28, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $176,988,000 and
$123,180,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE California Tax-Free Bond Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ 60 $ 52
Tax-exempt income 25,608 22,442
Total distributions $ 25,668 $ 22,494
($000s)
Cost of investments $ 777,897
Unrealized appreciation $ 15,639
Unrealized depreciation (10,239)
Net unrealized appreciation (depreciation) $ 5,400

T. ROWE PRICE California Tax-Free Bond Fund

At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
($000s)
Undistributed ordinary income $ 56
Undistributed tax-exempt income 303
Net unrealized appreciation (depreciation) 5,400
Loss carryforwards and deferrals (16,378)
Total distributable earnings (loss) $ (10,619)

T. ROWE PRICE California Tax-Free Bond Fund

During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $85,000 remain subject to repayment by the fund at
February 28, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE California Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $163,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $(22)

T. ROWE PRICE California Tax-Free Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE California Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price California Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price California Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE California Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $25,481,000 which qualified as exempt-interest dividends for Federal and California state purposes.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F80-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025